Intangible	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
16 INTANGIBLE
16.1 Goodwill and intangible assets with indefinite useful lives

	09/30/2025	12/31/2024
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 28.4.
For the nine-month period ended September 30, 2025, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.
16.2 Intangible assets with limited useful lives

		09/30/2025	12/31/2024
Opening balance		5,709,964	6,557,009
Additions		59,574	161,779
Amortization		(754,478)	(1,008,824)
Closing balance		5,015,060	5,709,964
Represented by	Average annual rate %
Non-competition agreements	5.00	4,275	4,508
Port concessions	3.94	629,206	632,253
Supplier agreements	12.66	14,814	25,925
Port service contracts	4.23	498,436	520,459
Cultivars	14.28	5,097	20,391
Trademarks and patents	8.35	158,719	170,306
Customer portfolio	9.09	3,489,164	4,104,900
Software	20.80	201,680	201,476
Other	10.00	13,669	29,746
		5,015,060	5,709,964

Cost		12,598,915	12,540,497
Amortization		(7,583,855)	(6,830,533)
Closing balance		5,015,060	5,709,964